ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

5.    ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	722,840	913,902	140,062
Notes receivable	2,146	2,252	345
Allowance for doubtful debt	(67,828)	(68,921)	(10,563)
	657,158	847,233	129,844

As of December 31, 2019 and 2020, all accounts and notes receivable were due from third party customers. An analysis of the allowance for doubtful debt was as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of the year	70,970	67,828	10,395
Cumulative adjustment for changes in accounting policy	—	2,740	420
Additional provision charged to expense	485	2,393	367
Write-off of accounts receivable	(3,627)	(4,040)	(619)
Balance at the end of the year	67,828	68,921	10,563